Corporate information	12 Months Ended
Dec. 31, 2021
Corporate information [abstract]
Corporate information

1.Corporate information

Americas Gold and Silver Corporation (the “Company”) was incorporated under the Canada Business Corporations Act on May 12, 1998 and conducts mining exploration, development and production in the Americas. The address of the Company’s registered office is 145 King Street West, Suite 2870, Toronto, Ontario, Canada, M5H 1J8. The Company’s common shares are listed on the Toronto Stock Exchange under the symbol “USA” and on the New York Stock Exchange American under the symbol “USAS”.

The consolidated financial statements of the Company for the year ended December 31, 2021 were approved and authorized for issue by the Board of Directors of the Company on March 17, 2022.

The Company has been closely monitoring developments in the COVID-19 outbreak declared as a global pandemic on March 11, 2020. Preventive measures to ensure the safety of the Company’s workforce and local communities have been implemented and there have been no outbreaks of COVID-19 at any of the Company’s operations to date. All of the Company’s mining and corporate operations continue to operate while the Company continues to manage and respond to COVID-19 to mitigate and minimize potential impacts of this global pandemic, in addition to other uncertainties, such as the price of commodities and cash flow positive production from the Cosalá Operations.